Fair Value - Reconciliation of unobservable inputs (Level 3) (Details) - Level 3 - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2019	$ 0	$ 0	$ 3,649
Issuance of the Redeemable convertible Series E preferred stock forward contract liability	0		3,604
Change in fair value	21,688	(3,649)	45
Settlement of the Redeemable convertible Series E preferred stock forward contract liability	(21,688)
Fair value as of September 30, 2020	$ 0	$ 0	$ 3,649